UNITED STATES
						SECURITIES AND EXCHANGE COMMISSION
						     Washington, D.C.  20549

							 Form 13F-HR

						      Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: 	September 30, 2001


Check here if Amendment [     ]; Amendment Number:
	This Amendment:				[	]	is a restatement.
						[	]	adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		033 Asset Management, LLC
Address:	125 High Street, Suite 1405
			Oliver Street Tower
			Boston, MA  02110

Form 13F File Number: 28-06047

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence C. Longo, Jr.
Title:	Chief Operating Officer
Phone:	(617) 371-2015

Signature, Place, and Date of Signing:
	/s/Lawrence C. Longo, Jr.    Boston, MA	      11/12/01
	[Signature]	           [City, State]        [Date]




Report Type (Check only one.):

[X	]	13F HOLDINGS REPORT

[	]	13F NOTICE

[	]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager: NONE

							Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	24

Form 13F Information Table Value Total(thousands): $30,570

List of Other Included Managers: None

								Form 13F Information Table				VOTING
								VALUE 		SHRS OR  SHRS/	PUT/	INVEST 	OTHER 	AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)	PRN Amt  PRN	CALL	DISCR	MGR	SOLE

Adobe Systems			Common		00724F101	 2,671		114,000	   Sh		Sole		114000
Amgen Inc			Common		031162100	   588		 10,000	   Sh		Sole		 10000
Automatic Data Processing Inc	Common		053015103	   461		  9,800	   Sh		Sole		  9800
Baker Hughes Inc		Common		057224107	 3,329		115,000	   Sh		Sole		115000
Calpine Corp			Common		131347106	   376		 16,500	   Sh		Sole		 16500
Fibernet Telecom Group		Common		315653105	   223		929,660	   Sh		Sole		929660
I2 Technologies Inc		Common		465754109	   241		 70,000	   Sh		Sole		 70000
Integrated Circuit Systems	Common		45811K208	   320           25,000	   Sh		Sole	         25000
Masco Corporation		Common		574599106	   503		 24,600	   Sh		Sole		 24600
MCK Communications	   	Common		581243102	 1,716	      1,384,000	   Sh		Sole	       1384000
Merrill Lynch & Company		Common		590188108          609           15,000    Sh		Sole		 15000
Netiq Corporation		Common		64115P102	 2,231		 98,000	   Sh		Sole		 98000
Noble Drilling Corporation	Common		655042109	   960		 40,000	   Sh		Sole		 40000
02 Micro International Ltd	Common		G6797E106	 1,184		 90,000	   Sh		Sole		 90000
Oak Technology Inc		Common		671802106	 1,786          229,000	   Sh		Sole		229000
Orasure Technologies Inc	Common		68554V108	 4,365		425,900	   Sh		Sole		425900
Profit Recovery Group Intl	Common		743168106	 1,957		200,100	   Sh		Sole		200100
RF Micro Devices Inc		Common		749941100	 2,515		151,500	   Sh		Sole		151500
Seachange International Inc	Common		811699107	 2,004		114,700	   Sh		Sole		114700
Semtech Corporation		Common		816850101	   182		  6,400    Sh		Sole		  6400
Southwest Airlines Company	Common		844741108	   506		 34,100	   Sh		Sole		 34100
Student Advantage Inc		Common		86386Q105	   728		700,000	   Sh		Sole		700000
Synplicity Inc			Common		87160Y108	   350		 62,500	   Sh		Sole		 62500
Transwitch Corporation		Common		894065101	   765		250,000	   Sh		Sole		250000

							        30,570